Property and Equipment, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation expense	$ 70,729	$ 17,670
ADOMANI, INC. [Member]
Depreciation expense		$ 44,325	$ 48,576